Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Schedule of accounts receivable, net

	December 31,
	2019	2020
	RMB	RMB

Accounts receivable, gross	668,406	981,259
Less: allowance for doubtful receivables	(64)	(48,202)

Accounts receivable, net	668,342	933,057

Summary of allowance for doubtful accounts

The following table summarizes the details of the Group’s allowance for doubtful accounts:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Balance at the beginning of the year	(6,856)	(7,422)	(64)
Adoption of ASC326	—	—	(4,532)
Additions charged to general and administrative expenses, net	(566)	(117)	(43,606)
Write-off during the year	—	7,475	—

Balance at the end of the year	(7,422)	(64)	(48,202)